INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [Abstract]
Schedule of inventory
Inventory is composed of the following for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Raw materials	91,232	61,051
Work in process	62,128	38,850
Finished goods	103,329	72,535
Parts and supplies	23,634	22,080
	280,323	194,516

Schedule of recorded impairments and reversal of impairment losses of inventory
The Company recorded impairments of inventories to net realizable value in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2021 as follows:

	2021	2020	2019
	$	$	$
Impairments recorded in manufacturing facility closures, restructuring and other related charges	—	596	634
Reversals of impairments recorded in manufacturing facility closures, restructuring and other related charges	—	—	(504)
Impairments recorded in cost of sales	5,240	1,179	2,877
	5,240	1,775	3,007

Schedule of amount of inventories included in the Company’s consolidated earnings as an expense
The amount of inventories included in the Company’s consolidated earnings in cost of sales for each of the years in the three-year period ended December 31, 2021 is as follows:

	2021	2020	2019
	$	$	$
Inventories recognized in cost of sales	1,088,649	843,717	836,600